Debt (Details Narrative)												1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 08, 2022	Oct. 25, 2021 USD ($)	Oct. 12, 2021	Oct. 12, 2021	Aug. 12, 2021 shares	Jul. 26, 2021 USD ($) shares	Jun. 14, 2021 USD ($)	Sep. 25, 2020 USD ($)	May 14, 2020 USD ($)	Apr. 10, 2019	Apr. 10, 2019	Aug. 31, 2021 Integer $ / shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Oct. 13, 2021 USD ($)	Aug. 13, 2021 USD ($)	Nov. 29, 2020 USD ($)	Oct. 15, 2020 USD ($)	Aug. 21, 2020 USD ($) $ / shares	Jan. 31, 2016 USD ($)
Debt Instrument [Line Items]
Debt instrument face amount								$ 2,000,000.0					$ 2,000,000.0
Debt instrument, interest rate, basis for effective rate													Subsequent to the extension, interest accrued from April 13, 2022 at 18% per annum until the Senior Notes are paid in full		If the maturity date is extended, interest will accrue on and from April 13, 2022 at 18% per annum until the Senior Notes are paid in full.
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term													5 years		5 years
Common stock par value | $ / shares													$ 0.001		$ 0.001	$ 0.001
Interest expense													$ 313,000	$ 120,000	$ 541,000	$ 329,000
Revolver balance													2,700,000	0	$ 0	$ 700,000
Debt instrument description			On October 12, 2021, the June 14, 2021 and July 26, 2021 the total Prestige advance $2.0 million was extended to the date of the termination of the senior secured note offering, which is in April 2022, and may be extended as discussed above.	On October 12, 2021, the June 14, 2021 and July 26, 2021 the total Prestige advance $2.0 million was extended to the date of the termination of the senior secured note offering, which is in April 2022, and was extended to May 28 2022				the Company agreed to (i) pay approximately $3.1 million (“Owed Amount”) in monthly payments (“Monthly Payments”) from September 1, 2020 through June 30, 2023 and (ii) issue monthly purchase orders (“Purchase Orders”) at minimum amounts accepted by Nutrablend
Proceeds from loans		$ 964,910
Options Granted | shares					50,000	18,750									5,227,738
Prestige capital corporation [Member]
Debt Instrument [Line Items]
Proceeds from loans						$ 1,000,000.0	$ 1,000,000.0
Debt instrument term						6 months	6 months
Debt instrument interest rate during period						15.00%	15.00%
Accommodation fee percent						1.00%	2.00%
Options Granted | shares						18,750
Mr. Ryan Drexler [Member]
Debt Instrument [Line Items]
Debt instrument face amount																		$ 2,500,000
Common stock par value | $ / shares												$ 0.001
Debt instrument interest rate stated percentage												12.00%
Debt conversion description												At the Company’s option (as determined by its independent directors), the Company may repay up to one sixth of any interest payment by either adding such amount to the principal amount of the August 2021 Convertible Note or by converting such interest amount into an equivalent amount of the Company’s common stock, $0.001 par value per share (the “Common Stock”).
Maturity date												Jul. 14, 2022
Mr. Ryan Drexler [Member] | Minimum [Member]
Debt Instrument [Line Items]
Trading days | Integer												15
Mr. Ryan Drexler [Member] | Maximum [Member]
Debt Instrument [Line Items]
Trading days | Integer												60
Convertible note [Member]
Debt Instrument [Line Items]
Interest expense													85,000.000	85,000.000	$ 500,000	$ 300,000
Interest paid in cash													85,000.000		466,000	31,000.000
Interest expense													106,000
Paycheck Protection Program [Member] | Harvest Small Business Finance, LLC [Member]
Debt Instrument [Line Items]
Debt instrument interest rate stated percentage									1.00%
Maturity date									May 16, 2025
Debt instrument description									The Note was expected to mature on May 16, 2025. Payments were due by November 16, 2020 (the “Deferment Period”) and interest was accrued during the Deferment Period
Proceeds from issuance of debt									$ 964,910
Convertible Note One [Member]
Debt Instrument [Line Items]
Interest expense													122,000	0
Convertible Note One [Member] | Mr. Drexler [Member]
Debt Instrument [Line Items]
Interest paid in cash													0	0
Related Party Un Secured Revolving Promissory Note [Member] | Mr. Drexler [Member]
Debt Instrument [Line Items]
Accrued interest percentage	18.00%
Issued discounts senior secured notes	14.00%
Mr. Ryan Drexler [Member] | The 2020 Refinanced Convertible Note [Member]
Debt Instrument [Line Items]
Debt instrument face amount																			$ 2,900,000
Mr. Ryan Drexler [Member] | Convertible Secured Promissory Note [Member]
Debt Instrument [Line Items]
Debt instrument face amount																					$ 2,900,000
Debt instrument convertible conversion price | $ / shares																					$ 0.23
Mr. Ryan Drexler [Member] | Convertible Secured Promissory Note [Member] | Payment in Kind (PIK) Note [Member]
Debt Instrument [Line Items]
Debt instrument convertible conversion price | $ / shares																					$ 0.10
Mr. Ryan Drexler [Member] | Related Party Secured Revolving Promissory Note [Member]
Debt Instrument [Line Items]
Debt instrument face amount																				$ 3,000,000.0
Debt instrument interest rate stated percentage																				12.00%
Related party [Member]
Debt Instrument [Line Items]
Interest expense charges													8,100,000	4,600,000	5,300,000	6,900,000
Prestige [Member]
Debt Instrument [Line Items]
Debt instrument face amount													6,600,000		6,400,000	7,100,000
Aggregate face amount.													6,300,000	11,400,000	49,700,000	58,000,000.0
Proceeds from Related Party Debt													6,100,000	$ 13,800,000	49,100,000	46,400,000
Debt Instrument, Periodic Payment, Interest															49,700,000	$ 43,700,000
Warrant [Member]
Debt Instrument [Line Items]
Debt instrument face amount													$ 4,400,000		$ 4,400,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term															30 years
Class of Warrant or Right, Unissued | shares													17,355,700		17,355,700
Common stock par value | $ / shares													$ 0.001		$ 0.001
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares													$ 0.78		$ 0.78
Securities purchase agreement [Member]
Debt Instrument [Line Items]
Accrued interest percentage													14.00%		14.00%
Securities purchase agreement [Member] | Warrant [Member]
Debt Instrument [Line Items]
Debt instrument face amount																	$ 8,197,674
Class of Warrant or Right, Unissued | shares															17,355,700
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares															$ 0.78
Purchase and Sale Agreement [Member]
Debt Instrument [Line Items]
Debt instrument face amount																						$ 12,500,000
Debt instrument interest rate stated percentage																						80.00%
Debt instrument remaining interest rate																						20.00%
Purchase and Sale Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Disount fee interest rate																						0.70%
Purchase and Sale Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Disount fee interest rate																						4.00%
Purchase and Sale Agreement [Member] | Prestige [Member]
Debt Instrument [Line Items]
Maturity date										Apr. 01, 2020
Debt instrument description										On April 10, 2019, the Company and Prestige amended the terms of the agreement. The agreement was extended until April 1, 2020 and automatically renews for one (1) year periods unless either party receives written notice of cancellation from the other, at minimum, thirty (30) days prior to the expiration date thereafter.	On April 10, 2019, the Company and Prestige amended the terms of the agreement. The agreement was extended until April 1, 2020 and automatically renews for one (1) year periods unless either party receives written notice of cancellation from the other, at minimum, thirty (30) days prior to the expiration date thereafter